Offsets	Jun. 30, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-94255
Initial Filing Date	Oct. 01, 2024
Fee Offset Claimed	$ 1,060.36
Explanation for Claimed Amount	An aggregate fee of $296.89 was paid with the filing of the Schedule TO-I by the Company (File No. 005-94255) on July 1, 2025 (the "July 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the July 2025 Schedule TO-I filed on August 8, 2025, was $39.73, leaving $257.16 of filing fees remaining from the July 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, $20.88 of the remaining $257.16 filing fee paid in connection with the July 2025 Schedule TO-I was used to offset a portion of the filing due in connection with the filing of Schedule TO-I by the Company (File No. 005-94255) on April 1, 2026. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $236.30 filing fee paid in connection with the July 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee of $398.80 was paid with the filing of the Schedule TO-I by the Company (File No. 005-9455) on October 1, 2025 (the "October 2025 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the October 2025 Schedule TO-I filed on November 4, 2025, was $189.17, leaving $209.63 of filing fees remaining from the October 2025 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $209.63 filing fee paid in connection with the October 2025 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I. An aggregate fee of $1,052.25 was paid with the filing of the Schedule TO-I by the Company (File No. 005-9455) on January 2, 2026 (the "January 2026 Schedule TO-I"). The final transaction fee due pursuant to the final amendment to the January 2026 Schedule TO-I filed on February 11, 2026, was $437.82, leaving $614.43 of filing fees remaining from the January 2026 Schedule TO-I for future offset claims. Pursuant to Rule 0-11(a)(2) under the Exchange Act, the remaining $614.43 filing fee paid in connection with the January 2026 Schedule TO-I is being used to offset a portion of the filing fee due in connection with this Schedule TO-I.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Jul. 01, 2025
Fee Paid with Fee Offset Source	$ 236.30
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Oct. 01, 2025
Fee Paid with Fee Offset Source	$ 209.63
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Jefferies Credit Partners BDC Inc.
Form or Filing Type	SC TO
File Number	005-94255
Filing Date	Jan. 02, 2026
Fee Paid with Fee Offset Source	$ 614.43